PROPERTY, PLANT AND EQUIPMENT - Schedule of fully depreciated assets and commitments for future purchases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Gross book value of fully depreciated property, plant and equipment still in use	$ 326,642	$ 288,454
Commitments for the acquisition of aircraft	$ 20,400,000	$ 15,700,000